LOANS TO JOINT VENTURES (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [line items]
Amount written off	$ 1,823,000
Joint ventures where entity is venturer [member]
Disclosure of joint ventures [line items]
Balance	1,552,000	$ 1,680,000
Loss allowance recognised (reversed) in profit or loss on changes in credit risk	271,000	(128,000)
Amount written off	(1,823,000)	0
Balance	$ 0	$ 1,552,000